Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash & cash equivalents	$ 1,764,090	$ 4,856,232
Certificates of deposit	100,000
Marketable securities	284,329
Accounts Receivable	38,919	38,283
Inventories	272,208	231,740
Prepaid Expense and other assets	148,637	271,579
Total Current Assets	2,608,183	5,397,834
Fixed Assets, net	101,496	139,598
Intangibles, net	97,867	94,987
Total Assets	2,807,546	5,632,419
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts Payable	220,112	650,413
Accrued Expenses	1,346,105	864,295
Deferred Revenue	7,998	5,000
Total Current Liabilities	1,574,215	1,519,708
Accrued Expenses	309,649
Total Liabilities	1,883,864	1,519,708
Commitments and Contingencies
Common Stock, $.01 par value, 24,000,000 authorized, 4,564,428 and 208,258 outstanding	45,644	2,080
Additional paid-in capital	(47,894,196)	(44,584,118)
Accumulated deficit	47,018,451	40,492,437
Accumulated Other Comprehensive Income	1,501
Total Stockholders' Equity	923,682	4,112,711
Total Liabilities and Stockholders' Equity	2,807,546	5,632,419
Series B Convertible Preferred Stock [Member]
LIABILITIES AND STOCKHOLDERS' EQUITY
Series B Convertible Preferred Stock, $.01 par value, 20,000,000 authorized, 79,246 and 1,895,010 outstanding	$ 792	$ 18,950